December 9, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund II Post-Effective Amendment No. 274 (File No. 333-50718) and Amendment No. 277 (File No. 811-07102) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund II (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 274 and, under the Investment Company Act of 1940, as amended (the “1940 Act”), Amendment No. 277 (the “Filing”) to the Trust’s Registration Statement on Form N-1A. As discussed in greater detail below, the Filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of registering the offering of shares of beneficial interest of the Sprucegrove International Equity Master Fund (the “Fund”), a series of the Trust, under the 1933 Act.

Background.

The Fund currently operates as a master fund in a master/feeder structure, pursuant to which it offers shares only to two feeder funds in private placements: the Sprucegrove International Equity Fund (the “Registered Feeder Fund”), a series of the Trust, and a private fund that is not a series of the Trust (the “Group Trust”). Sprucegrove Investment Management Ltd. (“Sprucegrove”) serves as the investment adviser to the Fund, Registered Feeder Fund and Group Trust. Since the Fund currently only issues shares in private placements, the Fund was registered under the 1940 Act only (see original POS AMI filing at SEC Accession No. 0001398344-20-024842 and subsequent POS AMI filing to incorporate Securities and Exchange Commission (“SEC”) staff comments at SEC Accession No. 0001398344-21-006872).

Sprucegrove no longer intends to operate the Fund, Registered Feeder Fund and Group Trust as a master/feeder structure and instead now intends to “collapse” or “de-spoke” the structure, such that the Registered Feeder Fund’s and Group Trust’s current investors will become direct investors in the Fund, and the Fund’s shares will be publicly offered to other investors. In order to publicly offer the Fund’s shares in connection with this collapsing process, such offering must be registered under the 1933 Act. The Filing is made for this purpose.

Upon the effectiveness of the Filing: (i) the master/feeder structure will be collapsed, which will involve, among other things, liquidating the Registered Feeder Fund as a series of the Trust, (ii) the Fund will operate as a stand-alone Fund with direct shareholders and will continue to invest in accordance with its current investment program, and (iii) the name of the Fund will change to the “Sprucegrove International Equity Fund” (i.e., with the term “Master” removed), which is the current name of the Registered Feeder Fund (again, the Registered Feeder Fund will be liquidated). Because the name of the Fund will be the Sprucegrove International Equity Fund when the Filing goes effective, the Fund is named as such in the Filing (i.e., “Master” is not in the Fund’s name).

From an investor perspective, after the master/feeder structure is collapsed, the Fund will be “standing in the shoes” of the Registered Feeder Fund. In this regard, the Fund in all material respects will operate as the Registered Feeder Fund currently operates, except that the Fund will provide investors with direct exposure to portfolio investments rather than indirect exposure through a master fund. For this reason, the Fund’s prospectus and statement of additional information (“SAI”) included in the Filing are substantially identical to the currently effective prospectus and SAI of the Registered Feeder Fund, except that references to the master/feeder structure have been removed and the disclosure preceding the performance presentation has been updated.

Request for Selective Review.

The Registered Feeder Fund’s prospectus and SAI were recently reviewed by the SEC staff in connection with a filing made by the Trust, on behalf of the Registered Feeder Fund, pursuant to Rule 485(a)(1) on June 29, 2021 (SEC Accession No. 0001398344-21-013610) (the “Prior Filing”). Other than the sections noted below, the disclosure included in the prospectus and SAI in the Filing is materially the same as that included in the Prior Filing, except with respect to changes made to the Prior Filing in response to SEC staff comments.

Accordingly, we hereby request selective review of only those portions of the Filing that have been revised in connection with the elimination of the master/feeder structure, which sections include:

In the Prospectus:

1)	The “Fund Fees and Expenses” section.

2)	The “Performance Information” section.

We additionally note that master/feeder disclosure has been deleted from the following sections:

In the Prospectus:

1)	The “Principal Investment Strategies” section.

2)	The “Principal Risks” section.

3)	The “More Information about the Fund’s Investment Objective and Strategies” section.

4)	The “Master-Feeder Structure” section (section deleted in total).

5)	The “Investment Adviser” section.

6)	The “Taxes” section.

In the SAI:

1)	The “Description of Permitted Investments” section.

2)	The “Investment Limitations” section.

3)	The “Taxes” section.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5862

Very truly yours,

/s/ David W. Freese

David W. Freese

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